UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-10377

Registrant Name:	PIMCO Municipal Income Fund

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	December 31

Date of Reporting Period:	March 31, 2016

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Municipal Income Fund

March 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 158.0%
MUNICIPAL BONDS & NOTES 155.0%
ALABAMA 5.3%
Huntsville-Redstone Village Special Care Facilities Financing Authority, Alabama Revenue Bonds, Series 2007
5.500% due 01/01/2028	$235	$236
5.500% due 01/01/2043	885	886
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (b)	15,000	11,009
6.500% due 10/01/2053	2,000	2,410
Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	3,000	3,727

		18,268

ALASKA 1.2%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036 ^	900	256
Matanuska-Susitna Borough, Alaska Revenue Bonds, (AGC Insured), Series 2009
6.000% due 09/01/2032	3,280	3,834

		4,090

ARIZONA 3.7%
Arizona Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	2,750	2,752
Arizona Health Facilities Authority Revenue Bonds, Series 2008
5.500% due 01/01/2038	2,050	2,198
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2010
5.250% due 10/01/2040	750	826
Maricopa County, Arizona Pollution Control Corp. Revenue Bonds, Series 2000
5.000% due 06/01/2035	1,500	1,684
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2009
5.000% due 01/01/2039 (c)	5,000	5,468

		12,928

ARKANSAS 0.7%
Arkansas Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006
0.000% due 07/01/2036 (a)	5,500	2,437

CALIFORNIA 24.5%
Bay Area Toll Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2034	2,875	3,265
5.000% due 10/01/2042	3,255	3,614
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2053	10,000	11,600
Bay Area Toll Authority, California Revenue Bonds, Series 2014
5.000% due 10/01/2054	4,000	4,615
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	2,000	2,001
6.125% due 06/01/2038	1,000	1,000
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	2,000	2,283
California Health Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	1,500	1,798
California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	1,335	1,673
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	700	743
5.000% due 06/01/2037	1,200	1,257
California State General Obligation Bonds, Series 2008
5.125% due 08/01/2036	2,300	2,507
5.250% due 03/01/2038	1,250	1,346
California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038	3,200	3,658
California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	1,900	2,200
5.500% due 03/01/2040	500	577
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	2,310	2,739
6.750% due 02/01/2038	8,485	10,097
California Statewide Communities Development Authority Revenue Bonds, Series 2008
5.500% due 07/01/2031	845	894

California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	1,000	1,128
6.500% due 11/01/2021	515	572
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	3,000	3,439
Los Angeles Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2007
5.000% due 08/01/2032	5,300	5,605
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	2,000	2,624
Montebello Unified School District, California General Obligation Bonds, (AGM Insured), Series 2008
5.000% due 08/01/2033	4,175	4,582
Orange County, California Airport Revenue Bonds, Series 2009
5.250% due 07/01/2039	5,000	5,592
San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,600	1,808
Whittier Union High School District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2025 (a)	2,000	1,357

		84,574

COLORADO 1.0%
Denver Health & Hospital Authority, Colorado Revenue Bonds, Series 2010
5.625% due 12/01/2040	450	493
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	500	702
Regional Transportation District, Colorado Certificates of Participation Bonds, Series 2010
5.375% due 06/01/2031	400	457
University of Colorado Revenue Bonds, Series 2009
5.375% due 06/01/2038	1,500	1,708

		3,360

CONNECTICUT 2.4%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2011
5.000% due 07/01/2041	5,000	5,486
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2012
5.000% due 07/01/2042	2,500	2,723

		8,209

DISTRICT OF COLUMBIA 1.0%
District of Columbia Revenue Bonds, Series 2009
5.750% due 10/01/2039	2,500	2,849
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.250% due 05/15/2024	695	700

		3,549

FLORIDA 3.0%
Broward County, Florida Water & Sewer Utility Revenue Bonds, Series 2009
5.250% due 10/01/2034 (c)	4,000	4,435
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	240	266
Florida State General Obligation Bonds, Series 2009
5.000% due 06/01/2038 (c)	3,900	4,239
Miami-Dade County, Florida School Board Foundation, Inc. Certificates of Participation Bonds, (AGC Insured), Series 2009
5.375% due 02/01/2034	1,250	1,402

		10,342

GEORGIA 3.6%
Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2007
5.250% due 07/01/2037	2,300	2,344
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	9,000	9,914

		12,258

ILLINOIS 9.5% Chicago, Illinois General Obligation Bonds, Series 2003
5.500% due 01/01/2034	1,750	1,753
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	2,400	2,393
Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	6,700	6,795
5.500% due 01/01/2034	2,300	2,305
Chicago, Illinois Revenue Bonds, Series 2002
5.000% due 01/01/2028	2,000	2,182
Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037 (c)	5,000	5,510
7.125% due 11/15/2037	400	475
Illinois State Toll Highway Authority Revenue Bonds, Series 2015
5.000% due 01/01/2040	7,000	8,085
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2015
5.000% due 06/15/2052	1,000	1,071
Springfield, Illinois Electric Revenue Bonds, Series 2008
5.000% due 03/01/2036	1,900	2,051

		32,620

INDIANA 2.3%
Indiana Finance Authority Revenue Bonds, Series 2009
6.000% due 08/01/2039	1,500	1,710
Indiana Finance Authority Revenue Bonds, Series 2012
5.000% due 06/01/2032	3,000	3,203
Indiana Municipal Power Agency Revenue Bonds, Series 2009
6.000% due 01/01/2039	1,000	1,138
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	1,720	2,010

		8,061

IOWA 2.6%
Iowa Finance Authority Revenue Bonds, Series 2007
6.750% due 11/15/2037	3,500	3,836
6.750% due 11/15/2042	1,500	1,644
Iowa Finance Authority Revenue Bonds, Series 2013
5.250% due 12/01/2025	1,000	1,067
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	532	6
2.700% due 11/15/2046 ^	2,836	2,425

		8,978

KANSAS 0.6%
Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	1,000	1,141
Lenexa, Kansas Tax Allocation Bonds, Series 2007
6.000% due 04/01/2027 ^	849	187
Manhattan, Kansas Revenue Bonds, Series 2007
5.125% due 05/15/2042	650	652

		1,980

KENTUCKY 0.3%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2010
6.375% due 06/01/2040	1,000	1,144

LOUISIANA 1.6%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, (ACA Insured), Series 2000
6.550% due 09/01/2025	1,680	1,910
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010
5.875% due 10/01/2040	750	871
6.500% due 11/01/2035	400	474
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	2,000	2,388

		5,643

MARYLAND 0.7%
Maryland Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 06/01/2035	1,500	1,648
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.250% due 01/01/2041	650	748

		2,396

MASSACHUSETTS 0.8%
Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.000% due 07/01/2042	750	837
Massachusetts Development Finance Agency Revenue Bonds, Series 2011
0.000% due 11/15/2056 (a)	103	1
6.250% due 11/15/2039	388	391
Massachusetts State College Building Authority Revenue Bonds, Series 2009
5.500% due 05/01/2039	1,500	1,709

		2,938

MICHIGAN 0.9%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
6.000% due 06/01/2048	1,500	1,440
Royal Oak Hospital Finance Authority, Michigan Revenue Bonds, Series 2009
8.250% due 09/01/2039	1,500	1,765

		3,205

MINNESOTA 0.6%
St Louis Park, Minnesota Revenue Bonds, Series 2009
5.750% due 07/01/2039	1,500	1,728
Washington County, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2007
5.625% due 06/01/2037	500	514

		2,242

MISSOURI 0.4%
Joplin Industrial Development Authority, Missouri Revenue Bonds, Series 2007
5.750% due 05/15/2026	1,000	1,046
Lee’s Summit, Missouri Tax Allocation Bonds, Series 2011
5.625% due 10/01/2023	265	267

		1,313

NEVADA 3.0%
Clark County, Nevada General Obligation Bonds, (AGM Insured), Series 2006
4.750% due 06/01/2030	5,000	5,033
Clark County, Nevada General Obligation Bonds, Series 2006
4.750% due 11/01/2035 33 (c)	5,230	5,247

		10,280

NEW JERSEY 13.8%
New Jersey Economic Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.500% due 12/15/2034	2,000	2,224
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 04/01/2031	16,550	19,534
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	500	594
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	2,000	2,310
New Jersey State Turnpike Authority Revenue Bonds, Series 2009
5.250% due 01/01/2040	2,000	2,214
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010
5.250% due 12/15/2023	2,000	2,270
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	12,100	11,131
5.000% due 06/01/2041	8,000	7,197

		47,474

NEW MEXICO 2.4%
Farmington, New Mexico Revenue Bonds, Series 2010
5.900% due 06/01/2040	1,000	1,138
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2009
5.000% due 08/01/2039	6,400	6,990

		8,128

NEW YORK 20.5%
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	15,500	17,424
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,427
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^	1,137	142
6.700% due 01/01/2049	3,150	3,157
New York City, New York Water & Sewer System Revenue Bonds, Series 2009
5.000% due 06/15/2039	3,000	3,349
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	10,000	12,490
New York Liberty Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	3,000	3,843
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	10,000	11,549
5.000% due 11/15/2044	10,000	11,368
New York State Dormitory Authority Revenue Bonds, Series 2010
5.500% due 07/01/2040	3,500	4,063

		70,812

OHIO 8.3%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	1,000	945
5.875% due 06/01/2047	9,000	8,515
6.500% due 06/01/2047	10,000	9,999
Hamilton County, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2042	1,000	1,112
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2048	5,000	5,583
Ohio State Water Development Authority Revenue Bonds, Series 2005
4.000% due 01/01/2034	2,500	2,633

		28,787

OREGON 0.9%
Oregon Department of Administrative Services State Certificates of Participation Bonds, Series 2009
5.250% due 05/01/2039	600	667
Oregon Health & Science University Revenue Bonds, Series 2009
5.750% due 07/01/2039	2,000	2,304

		2,971

PENNSYLVANIA 7.9%
Capital Region Water, Pennsylvania Revenue Bonds, Series 2007
6.000% due 09/01/2036 ^	1,960	1,574
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2009
5.250% due 06/01/2039	5,000	5,501
Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2008
6.250% due 07/01/2026	750	777
6.375% due 07/01/2030	85	88
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 12/01/2039	1,100	1,252
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 03/01/2040	350	384
6.000% due 07/01/2043	500	526
Pennsylvania Turnpike Commission Revenue Bonds, Series 2009
5.125% due 12/01/2040	2,000	2,222
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2036	5,000	5,508
5.625% due 07/01/2042	1,000	1,090
Philadelphia, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2008
5.250% due 12/15/2032	7,000	7,601
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2009
5.250% due 01/01/2036	500	548

		27,071

RHODE ISLAND 0.3%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2050	1,000	1,046

SOUTH CAROLINA 4.2%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2007
5.500% due 05/01/2028	450	457
South Carolina Ports Authority Revenue Bonds, Series 2010
5.250% due 07/01/2040	2,200	2,497
South Carolina State Public Service Authority Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	5,681
5.500% due 12/01/2053	5,000	5,728

		14,363

TENNESSEE 3.5%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2027	5,000	5,990
5.250% due 09/01/2024	5,000	6,083

		12,073

TEXAS 15.1%
Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009
5.250% due 08/15/2038	1,200	1,337
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	5,500	6,112
JPMorgan Chase Putters/Drivers Trust, Texas General Obligation Notes, Series 2009
9.256% due 02/01/2017 (d)	1,000	1,228
JPMorgan Chase Putters/Drivers Trust, Texas Revenue Bonds, Series 2008
9.868% due 10/01/2031 (d)	600	793
North Harris County, Texas Regional Water Authority Revenue Bonds, Series 2008
5.250% due 12/15/2033	4,200	4,639
5.500% due 12/15/2038	4,200	4,655
North Texas Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	6,050	6,527
5.750% due 01/01/2033	600	651
North Texas Tollway Authority Revenue Bonds, Series 2009
5.250% due 01/01/2044	3,000	3,259
North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 01/01/2038	2,750	3,027
5.500% due 09/01/2041	600	708
San Juan Higher Education Finance Authority, Texas Revenue Bonds, Series 2010
6.700% due 08/15/2040	250	292
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	4,000	4,546

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2023	3,500	4,200
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	6,500	8,043
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds, Series 2007
5.875% due 12/01/2036	400	424
Uptown Development Authority, Texas Tax Allocation Bonds, Series 2009
5.500% due 09/01/2029	1,000	1,082
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	500	583

		52,106

UTAH 2.4%
Salt Lake County, Utah Revenue Bonds, (AMBAC Insured), Series 2001
5.125% due 02/15/2033	7,000	8,221

VIRGINIA 0.9%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 05/15/2035	1,000	1,128
Peninsula Town Center Community Development Authority, Virginia Revenue Bonds, Series 2007
6.450% due 09/01/2037	1,926	2,023

		3,151

WASHINGTON 4.6%
JPMorgan Chase Putters/Drivers Trust, Washington General Obligation Bonds, Series 2009
13.445% due 08/01/2028 (d)	6,670	8,902
Washington Health Care Facilities Authority Revenue Bonds, (AGC Insured), Series 2008
6.000% due 08/15/2039	700	816
Washington Health Care Facilities Authority Revenue Bonds, Series 2007
6.125% due 08/15/2037	2,000	2,114
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	250	295
Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	3,600	3,630
Washington State Housing Finance Commission Revenue Notes, Series 2007
5.250% due 01/01/2017	130	132

		15,889

WEST VIRGINIA 0.3%
West Virginia Hospital Finance Authority Revenue Bonds, Series 2011
9.125% due 10/01/2041	955	1,029

WISCONSIN 0.2%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.625% due 02/15/2039	500	579

Total Municipal Bonds & Notes (Cost $466,388)		534,515

SHORT-TERM INSTRUMENTS 3.0%
REPURCHASE AGREEMENTS (e) 3.0%		10,200

Total Short-Term Instruments (Cost $10,200)		10,200

Total Investments in Securities (Cost $476,588)		544,715

Total Investments 158.0% (Cost $476,588)		$544,715
Preferred Shares (55.1%)		(190,000)
Other Assets and Liabilities, net (2.9%)		(10,048)

Net Assets Applicable to Common Shareholders 100.0%		$344,667

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Zero coupon bond.

(b)	Security becomes interest bearing at a future date.

(c)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate.

(d)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on March 31, 2016.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SAL	0.500%	03/31/2016	04/01/2016	$10,200	U.S. Treasury Notes 1.625% due 11/30/2020	$(10,433)	$10,200	$10,200

Total Repurchase Agreements						$(10,433)	$10,200	$10,200

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$18,268	$0	$18,268
Alaska	0	4,090	0	4,090
Arizona	0	12,928	0	12,928
Arkansas	0	2,437	0	2,437
California	0	84,574	0	84,574
Colorado	0	3,360	0	3,360
Connecticut	0	8,209	0	8,209
District of Columbia	0	3,549	0	3,549
Florida	0	10,342	0	10,342
Georgia	0	12,258	0	12,258
Illinois	0	32,620	0	32,620
Indiana	0	8,061	0	8,061
Iowa	0	8,978	0	8,978
Kansas	0	1,980	0	1,980
Kentucky	0	1,144	0	1,144
Louisiana	0	5,643	0	5,643
Maryland	0	2,396	0	2,396
Massachusetts	0	2,938	0	2,938
Michigan	0	3,205	0	3,205
Minnesota	0	2,242	0	2,242
Missouri	0	1,313	0	1,313
Nevada	0	10,280	0	10,280
New Jersey	0	47,474	0	47,474
New Mexico	0	8,128	0	8,128
New York	0	70,812	0	70,812
Ohio	0	28,787	0	28,787
Oregon	0	2,971	0	2,971
Pennsylvania	0	27,071	0	27,071
Rhode Island	0	1,046	0	1,046
South Carolina	0	14,363	0	14,363
Tennessee	0	12,073	0	12,073
Texas	0	52,106	0	52,106
Utah	0	8,221	0	8,221
Virginia	0	3,151	0	3,151
Washington	0	15,889	0	15,889
West Virginia	0	1,029	0	1,029
Wisconsin	0	579	0	579
Short-Term Instruments
Repurchase Agreements	0	10,200	0	10,200

Total Investments	$0	$544,715	$0	$544,715

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund, less any liabilities, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), the Fund’s NAV will be calculated based upon the NAVs of such investments.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with the Fund’s valuation procedures.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2016, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2013-2015, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2016, the aggregate cost and the gross and the net unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$ 476,838	$ 72,323	$ (4,446)	$ 67,877

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
SAL	Citigroup Global Markets, Inc.

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration
AGC	Assured Guaranty Corp.	FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Municipal Income Fund

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 27, 2016

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 27, 2016

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: May 27, 2016